Shareholder Report, Holdings (Details) - C000240224	Jul. 31, 2024
31846V328 | First American Treasury Obligations Fund, Class X
Holdings [Line Items]
Percent of Net Asset Value	6.70%
388689101 | Graphic Packaging Holding Company
Holdings [Line Items]
Percent of Net Asset Value	3.90%
800422107 | John B Sanfilippo & Son, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.20%
410867105 | Hanover Insurance Group, Inc. (The)
Holdings [Line Items]
Percent of Net Asset Value	3.00%
092113109 | Black Hills Corporation
Holdings [Line Items]
Percent of Net Asset Value	3.00%
G0692U109 | Axis Capital Holdings Ltd.
Holdings [Line Items]
Percent of Net Asset Value	3.00%
743606105 | Prosperity Bancshares, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.00%
52110M109 | Lazard, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.00%
559663109 | Magnolia Oil & Gas Corporation, Class A
Holdings [Line Items]
Percent of Net Asset Value	2.80%
576485205 | Matador Resources Company
Holdings [Line Items]
Percent of Net Asset Value	2.70%
Utilities
Holdings [Line Items]
Percent of Net Asset Value	3.00%
Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	3.20%
Materials
Holdings [Line Items]
Percent of Net Asset Value	5.10%
Health Care
Holdings [Line Items]
Percent of Net Asset Value	5.20%
Energy
Holdings [Line Items]
Percent of Net Asset Value	5.50%
Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	6.70%
Technology
Holdings [Line Items]
Percent of Net Asset Value	9.50%
Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	10.90%
Real Estate
Holdings [Line Items]
Percent of Net Asset Value	11.80%
Industrials
Holdings [Line Items]
Percent of Net Asset Value	13.40%
Financials
Holdings [Line Items]
Percent of Net Asset Value	25.40%
InvestmentType_Common Stocks
Holdings [Line Items]
Percent of Total Investments	85.10%
InvestmentType_Money Market Funds
Holdings [Line Items]
Percent of Total Investments	6.70%
InvestmentType_Reit
Holdings [Line Items]
Percent of Total Investments	8.20%